FINANCIAL ASSETS AND LIABILITIES - Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Low FX rate
Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Low FX rate
Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	High FX rate
Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Low FX rate
Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	High FX rate
Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	High FX rate
Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	High FX rate
Probable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	R$ (3,084,229)
Probable [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	43,130
Probable [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	252
Probable [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(32)
Probable [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	1,637,844
Probable [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(3,156,486)
Probable [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(1,602,279)
Probable [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(6,658)
25% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(2,757,270)
25% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	116,704
25% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	2,234
25% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(285)
25% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	7,019,308
25% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(7,857,863)
25% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(2,022,389)
25% [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(14,979)
50% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(4,688,139)
50% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	190,278
50% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	4,217
50% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(538)
50% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	11,124,823
50% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(13,541,119)
50% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(2,442,499)
50% [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(23,301)
-25% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	1,225,235
-25% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(30,445)
-25% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(1,731)
-25% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	221
-25% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(1,168,664)
-25% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	3,606,358
-25% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(1,182,168)
-25% [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	1,664
-50% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	3,510,538
-50% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(104,019)
-50% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(3,713)
-50% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	473
-50% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(5,211,482)
-50% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	9,319,729
-50% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	(500,436)
-50% [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates loss before tax	R$ 9,986